Simpson Thacher & Bartlett LLP

900 G STREET, N.W.

WASHINGTON, D.C. 20001

TELEPHONE: +1-212-455-2000

FACSIMILE: +1-212-455-2502

Direct Dial Number +1- 202-636-5916	E-mail Address matthew.micklavzina@stblaw.com

VIA EDGAR

December 23, 2024

Re:	StepStone Private Infrastructure Fund
Securities Act File No. 333-268986
Investment Company Act File No. 811-23848
Post-Effective Amendment No. 6

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

To Whom It May Concern:

On behalf of StepStone Private Infrastructure Fund (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 6 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 486(a) under the 1933 Act to reflect a change to the Fund’s investor eligibility criteria to allow the Fund to sell shares to investors who are not accredited investors under Regulation D under the 1933 Act, to lower the investment minimums for certain share classes, and to make certain non-material changes to the disclosure. It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 486(a) under the 1933 Act.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 636-5916.

Very truly yours,

/s/ Matthew C. Micklavzina

cc:	Ryan Brizek, Esq.
Mary Richardson, Esq.